Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current assets
Amount due from the subsidiaries		$ 78,817,480	$ 10,050,686	$ 34,168,088
Cash and cash equivalents		9,652,639	1,230,890	0	$ 0	$ 248	$ 15,851
Total current assets		88,470,118	11,281,576	34,168,088
Non-current assets
Intangible assets		9,795,937	1,249,163	11,044,438
Interests in a subsidiary		780	99	780
Total non-current assets		9,796,716	1,249,262	11,045,218
Total assets		98,266,834	12,530,838	45,213,306
Current liabilities
Accrual		1,634,494	208,428	1,089,662
Total liabilities		1,634,494	208,428	1,089,662
Shareholders’ equity
Additional paid-up capital		108,956,707	13,893,995	50,994,645
Accumulated losses		(12,370,377)	(1,577,452)	(6,880,907)
Total shareholders’ equity		96,632,340	12,322,410	44,123,644
Total liabilities and shareholders’ equity		98,266,834	12,530,838	45,213,306
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	[1]	44,547	5,681	8,443
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	[1]	$ 1,463	$ 186	$ 1,463

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.